Significant Transactions - Schedule of Purchase Consideration (Details) $ in Millions	Apr. 02, 2025 USD ($)
Schedule of Purchase Consideration [Abstract]
Cash paid	$ 141	[1]
Fair value of contingent consideration	16
Put option liability	1
Total consideration	$ 158

[1]	Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.